Contingent Liabilities and Commitments - Disclosure of obligations related to guaranteed completion (Details) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure Of Obligations Related To Guaranteed Completion With Trust Business [Line Items]
Initial PF Commitment Limit	₩ 298,499
Amount of PF Loans	84,743	[1]
Amount of unused PF limit	152,079	[2]
Amount of Trust Account Limit	38,200	[2]
Amount of Trust Account	20,271
Responsible completion land trust [Member]
Disclosure Of Obligations Related To Guaranteed Completion With Trust Business [Line Items]
Initial PF Commitment Limit	200,000	[3]
Amount of PF Loans	38,733	[1],[3]
Amount of unused PF limit	55,013	[2],[3]
Amount of Trust Account Limit	5,700	[2],[3]
Amount of Trust Account	5,685	[3]
Redevelopment Land Trust [Member]
Disclosure Of Obligations Related To Guaranteed Completion With Trust Business [Line Items]
Initial PF Commitment Limit	98,499	[4]
Amount of PF Loans	46,010	[1],[4]
Amount of unused PF limit	97,066	[2],[4]
Amount of Trust Account Limit	32,500	[2],[4]
Amount of Trust Account	₩ 14,586	[4]

[1]	Since, for projects where it is highly likely that our subsidiary Woori Asset Trust will bear the responsibility for completion and where the possibility and amount of loss can be reliably estimated, these impacts have been reflected in the financial statements at the end of the current period. However, for projects where the risk of Woori Asset Trust bearing the completion guarantee obligations is considered low or where the possibility and amount of loss cannot be reliably estimated, these impacts have not been reflected in the financial statements at the end of the current period.
[2]	The limit may be subject to change during the project progress due to reasons such as limit deductions. 2) As of December 31, 2025, Woori Asset Trust, a subsidiary, may lend a trust account for a part of the total project cost in relation to 29 debt-type land trust contracts including Boutique Terrace Hotel in Woo-dong, Haeundae-gu, Busan. The maximum loan amount (unused limit) is 192,027 million Won. Whether or not Woori Asset Trust lends a trust account in relation to the relevant businesses is not an unconditional payment obligation, and it is determined by considering overall matters such as the unique account and the fund balance plan of each trust business. 3) Pursuant to some contracts related to asset securitization, the Group utilizes various prerequisites, triggering events causing early redemption, limiting risks that investors bear due to change in asset quality. Breach of such triggering clause leads to an early redemption of the securitized bonds. 4) As of December 31, 2025, Tongyang Life Insurance Co., Ltd., a subsidiary, has entered into an agreement with Tongyang Leisure to amend the existing lease and transfer operating rights for the golf course, contingent upon the conversion of the golf course to public access, member consent, and court approval of the rehabilitation plan. The agreement includes clauses to pay variable compensation amount based on the sale proceeds, in consideration of the fulfillment of contractual obligations and the transfer of business rights. Member consent and the conversion to public access have been completed, and the variable compensation will be recognized when the decision to sell is made. 5) As of December 31, 2025, Tongyang Life Insurance, a subsidiary, is under investigation by the Financial Services Commission regarding potential violations of the Credit Information Use and Protection Act. 6) The administrative fine paid to the Personal Information Protection Commission in October 2025 in connection with the leakage of personal credit information of merchant representatives that occurred at the subsidiary, Woori Card, between January and April 2024 has been recognized in non-operating income and expenses. In addition, further administrative fines may be imposed by the Financial Services Commission; however, the outcome cannot be predicted at this time.
[3]	Responsible completion land trust is a trust in which the Woori Asset Trust Co., Ltd., subsidiary, is only liable to the lending financial institution for the completion guarantee obligation in case the contractor fails to fulfill the obligation. If the subsidiary is unable to fulfill the completion guarantee obligation, it is responsible for compensating the lending financial institution for any losses incurred.
[4]	In redevelopment projects where the Korea Housing & Urban Guarantee Corporation guarantees project financing loans, the project operator is responsible for the completion guarantee obligation according to the standard project agreement terms of the Korea Housing & Urban Guarantee Corporation, but the completion guarantee period has not yet expired as of December 31, 2025.